Average Annual Total Returns (Invesco Van Kampen Leaders Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Van Kampen Leaders Fund
Average Annual Total Returns
Column	Class A: Inception (2/27/06)
Label	Return Before Taxes
1 Year	5.10%
Since Inception	0.17%
Inception Date	Feb. 27, 2006
Return Before Taxes | Class B, Invesco Van Kampen Leaders Fund
Average Annual Total Returns
Column	Class B: Inception (2/27/06)
1 Year	5.39%
Since Inception	0.22%
Inception Date	Feb. 27, 2006
Return Before Taxes | Class C, Invesco Van Kampen Leaders Fund
Average Annual Total Returns
Column	Class C: Inception (2/27/06)
1 Year	9.40%
Since Inception	0.60%
Inception Date	Feb. 27, 2006
Return Before Taxes | Class Y, Invesco Van Kampen Leaders Fund
Average Annual Total Returns
Column	Class Y: Inception (2/27/06)
1 Year	11.48%
Since Inception	1.59%
Inception Date	Feb. 27, 2006
Return After Taxes on Distributions | Class A, Invesco Van Kampen Leaders Fund
Average Annual Total Returns
Column	Class A: Inception (2/27/06)
Label	Return After Taxes on Distributions
1 Year	4.84%
Since Inception	(0.29%)
Inception Date	Feb. 27, 2006
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Leaders Fund
Average Annual Total Returns
Column	Class A: Inception (2/27/06)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	3.62%
Since Inception	0.06%
Inception Date	Feb. 27, 2006
MSCI EAFE Index
Average Annual Total Returns
Label	MSCI EAFE® Index:
1 Year	7.75%
Since Inception	1.34%
Inception Date	Feb. 28, 2006
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
Since Inception	1.77%
Inception Date	Feb. 28, 2006
Russell 1000 Value Index
Average Annual Total Returns
Label	Russell 1000® Value Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.51%
Since Inception	0.40%
Inception Date	Feb. 28, 2006
Barclays Capital U.S. Government/Credit Index
Average Annual Total Returns
Label	Barclays Capital U.S. Government/Credit Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	6.59%
Since Inception	5.73%
Inception Date	Feb. 28, 2006